Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Other investments, at fair value (amortized cost: $200.1, 2023: $50.8)	$ 201.0	$ 47.5
Total investments	3,834.7	3,341.4
Cash and cash equivalents	743.0	712.4
Restricted cash and cash equivalents	203.6	251.7
Accrued investment income	35.3	27.2
Premiums and other receivables (net of allowance for credit losses of $11.8, 2023: $17.3)	2,729.4	2,209.3
Deferred reinsurance premiums	1,422.2	1,061.4
Reinsurance balances recoverable on paid losses (net of allowance for credit losses of $0.2, 2023: $nil)	278.4	182.7
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowance for credit losses of $0.8, 2023: $1.3)	1,255.6	1,108.6
Deferred policy acquisition costs (includes deferred The Fidelis Partnership commissions of $200.2, 2023: $164.1)	877.9	786.6
Other assets	176.9	173.5
Total assets	11,765.9	10,028.1
Liabilities
Reserves for losses and loss adjustment expenses	3,134.3	2,448.9
Unearned premiums	3,651.5	3,149.5
Reinsurance balances payable	1,540.6	1,071.5
Long term debt	448.9	448.2
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	98.0	67.3
Total liabilities	9,317.5	7,578.3
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 111,730,209, 2023: 117,914,754)	1.2	1.2
Common shares held in treasury, at cost (shares held: 6,570,003, 2023: nil)	(105.5)	0.0
Additional paid-in capital	2,044.6	2,039.0
Accumulated other comprehensive income/(loss)	4.5	(27.0)
Retained earnings	503.6	436.6
Total shareholders' equity	2,448.4	2,449.8
Total liabilities and shareholders' equity	11,765.9	10,028.1
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowance for credit losses of $nil, 2023: $nil)	208.9	173.3
Liabilities
Amounts due to The Fidelis Partnership	385.8	334.5
Fixed maturity securities
Assets
Debt securities available-for-sale excluding accrued interest	3,411.6	3,244.9
Short-term investments
Assets
Debt securities available-for-sale excluding accrued interest	$ 222.1	$ 49.0